Prepayments and Other Receivables - Schedule of Prepayments and Other Receivables (Details)	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Prepayments and Other Receivables [Abstract]
Rental deposit	$ 73,771	$ 9,473	$ 345,980
Prepayment of consulting fee	1,500,000	192,629	1,500,000
Others receivable	1,080,000	138,693	364
Total	$ 2,653,771	$ 340,795	$ 1,846,344